Federated Hermes Premier Municipal Income Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—93.2%
		Alabama—4.0%
$1,500,000		Alabama State Corrections IFA (Alabama State), Revenue Bonds (Series 2022A), 5.250%, 7/1/2052	$ 1,527,495
2,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.250%, 10/1/2049	2,042,189
2,500,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	2,505,892
		TOTAL	6,075,576
		Arizona—2.8%
300,000		Arizona Board of Regents (Arizona State University), System Revenue Bonds (Series 2024A), 5.000%, 7/1/2042	316,027
585,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	585,023
1,000,000		Phoenix, AZ Civic Improvement Corp. - Wastewater System (Phoenix, AZ Wastewater), Junior Lien Wastewater System Revenue Bonds (Series 2023), 5.250%, 7/1/2047	1,055,267
1,675,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	1,675,109
625,000	[1]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	666,002
		TOTAL	4,297,428
		California—3.4%
925,000	[1]	California School Finance Authority (KIPP SoCal Public Schools), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	925,437
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	1,763,529
905,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	940,560
1,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2019F), 5.000%, 5/1/2050	1,520,372
		TOTAL	5,149,898
		Colorado—3.8%
500,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	500,061
800,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	834,181
1,805,000		Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2056	1,712,222
1,000,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2054	1,001,624
1,620,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	1,676,409
		TOTAL	5,724,497
		Connecticut—1.2%
1,000,000		Connecticut State Health & Educational Facilities (Hartford Sustainable Energy Partners, LLC), Revenue Bonds (Series 2026A), 5.500%, 8/1/2056	1,047,098
750,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Revenue Bonds (Series 2025A), 6.375%, 10/1/2045	784,960
		TOTAL	1,832,058
		Florida—6.3%
625,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	625,686
1,000,000		Florida Development Finance Corp. (Tampa General Hospital), Healthcare Facilities Revenue Bonds (Series 2024A), 5.250%, 8/1/2049	1,020,366
1,000,000	[1]	Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds (Series 2025A), (Original Issue Yield: 6.650%), 6.625%, 11/15/2045	1,065,636
500,000		Lakewood Ranch, FL Stewardship District (Taylor Ranch), Special Assessment Revenue Bonds (Series 2023), 6.125%, 5/1/2043	531,077
1,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2026), 5.250%, 10/1/2044	984,836
1,500,000		Miami-Dade County, FL (Miami-Dade County, FL Transit System), Sales Surtax Revenue Bonds (Series 2020A), 4.000%, 7/1/2050	1,301,209
2,025,000		Miami-Dade County, FL Aviation Department, Aviation Revenue Bonds (Series 2025B), 5.000%, 10/1/2050	2,050,196
315,000		Midtown Miami, FL CDD, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.000%, 5/1/2029	315,158

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,000,000	[1]	Palm Beach County, FL Health Facilities Authority (Green Cay Life Plan Village, Inc.), Health Facilities Revenue Bonds TEMPS-85 (Series 2026D-2), (Original Issue Yield: 6.050%), 5.800%, 11/15/2033	$ 991,066
800,000		Rivers Edge II CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	647,434
		TOTAL	9,532,664
		Georgia—4.1%
500,000	[1]	Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-1), 5.000%, 4/1/2034	507,330
500,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	499,990
1,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023C), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 9/1/2030	1,046,185
1,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2015A), 5.500%, 7/1/2060	1,000,191
1,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	984,244
775,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2023A), 5.500%, 7/1/2064	783,032
1,400,000		Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Convention Center Hotel First Tier Revenue Bonds (Series 2025A), (Original Issue Yield: 5.270%), 5.125%, 6/1/2050	1,345,084
		TOTAL	6,166,056
		Guam—0.7%
1,000,000		Guam Waterworks Authority, Water and Wastewater System Revenue Bonds (Series 2025A), 5.250%, 7/1/2039	1,057,234
		Hawaii—0.7%
1,000,000		Hawaii State Airports System, Airports System Revenue Bonds (Series 2025A), 5.000%, 7/1/2049	1,039,801
		Idaho—1.3%
1,830,000		Idaho Housing and Finance Association, Sales Tax Revenue Bonds (Series 2025A), 5.000%, 8/15/2049	1,889,664
		Illinois—6.9%
430,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.750%, 4/1/2048	449,158
200,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.250%, 11/1/2053	204,260
234,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	234,155
1,000,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	839,945
750,000		Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.850%), 5.750%, 5/1/2045	779,640
2,000,000		Illinois State, UT GO Bonds (Series 2022C), 5.125%, 10/1/2043	2,047,071
2,000,000		Illinois State, UT GO Bonds (Series 2022C), 5.500%, 10/1/2045	2,082,033
1,000,000		Illinois State, UT GO Bonds (Series 2023C), 5.000%, 12/1/2047	1,002,892
235,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	235,426
1,600,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	1,565,164
1,105,000		Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2022A), 4.000%, 1/1/2042	997,856
		TOTAL	10,437,600
		Indiana—2.8%
1,000,000		Indiana State Finance Authority (CWA Authority, Inc.), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2052	1,016,760
2,500,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 5.880%), 5.750%, 3/1/2043	2,587,228
625,000		Whiting, IN Environmental Facilities (BP PLC), Environmental Facilities Revenue Bonds (Series 2008), 4.200%, Mandatory Tender 6/21/2035	624,698
		TOTAL	4,228,686
		Iowa—1.5%
1,000,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	1,109,079
1,015,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, Mandatory Tender 12/1/2042	1,125,715
		TOTAL	2,234,794

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kentucky—1.4%
$1,000,000		Kentucky Bond Development Corp. (PRG Wildcats LLC), University of Kentucky Central Utility Plant Project Senior Revenue Bonds (Series 2026A), 5.250%, 10/31/2051	$ 1,020,699
1,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2026A), (Nomura Holdings, Inc. GTD), 5.000%, 6/1/2034	1,026,743
		TOTAL	2,047,442
		Louisiana—1.0%
1,500,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	1,513,971
		Maryland—0.8%
320,000		Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	321,251
500,000	[1]	Maryland State Economic Development Corp. (Core Natural Resources, Inc.), Port Facilities Refunding Revenue Bonds (Series 2025), 5.000%, Mandatory Tender 3/27/2035	527,479
330,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	330,223
		TOTAL	1,178,953
		Massachusetts—1.2%
300,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.000%, 11/1/2048	307,461
1,000,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2023C), 5.000%, 8/1/2044	1,043,817
500,000		Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Bonds (Series 2025A), 5.250%, 2/15/2050	521,697
		TOTAL	1,872,975
		Michigan—1.7%
1,250,000		Michigan State Finance Authority (McLaren Health Care Corp.), Revenue Bonds (Series 2019A), 4.000%, 2/15/2044	1,136,943
430,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.500%, 2/28/2049	450,203
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 12/1/2050	1,054,636
		TOTAL	2,641,782
		Missouri—0.8%
550,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	529,716
750,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040	751,018
		TOTAL	1,280,734
		Montana—0.3%
500,000		Montana Facility Finance Authority (St. John’s Lutheran Ministries, Inc.), St. John’s United Project Revenue Bonds (Series 2026A), 6.125%, 11/15/2056	498,091
		Nevada—2.3%
2,000,000		Clark County, NV, Highway Revenue Improvement and Refunding Bonds (Series 2025), 4.000%, 7/1/2041	1,918,751
1,500,000		Nevada State, LT GO Bonds (Series 2023A), 5.000%, 5/1/2042	1,578,235
		TOTAL	3,496,986
		New Hampshire—1.1%
500,000	[1]	National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 6.250%, 4/1/2032	351,273
800,000	[1]	National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032	793,469
485,073		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	470,540
		TOTAL	1,615,282
		New Jersey—4.9%
750,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	790,120
1,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	1,037,425
1,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2046	1,539,572
1,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2025AA), 5.000%, 6/15/2050	1,523,693
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2025AA), 5.000%, 6/15/2055	2,014,563

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$ 500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2022CC), (United States Treasury PRF 12/15/2032@100), 5.500%, 6/15/2050	$ 571,812
		TOTAL	7,477,185
		New York—7.9%
1,650,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2057	1,650,470
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.250%, 11/15/2055	1,512,953
1,000,000		New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-1), 4.750%, 11/1/2054	932,515
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023F-1), (Original Issue Yield: 4.450%), 4.000%, 2/1/2051	863,875
500,000		New York City, NY, UT GO Bonds (Series 2025E), 5.000%, 8/1/2054	501,017
1,000,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	1,001,442
1,985,000		New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2024A), 5.000%, 3/15/2049	2,019,756
2,000,000		New York State Thruway Authority - Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2022A), 4.000%, 3/15/2051	1,755,050
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	936,021
500,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	509,814
250,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.865%), 5.750%, 12/1/2044	254,099
		TOTAL	11,937,012
		Ohio—0.3%
385,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	385,793
		Oregon—2.7%
2,000,000		Oregon State Housing and Community Services Department, Single Family Mortgage Program (Series 2023A), 4.600%, 7/1/2043	1,976,723
2,000,000		Oregon State, UT GO Bonds (Series 2025A), 5.250%, 5/1/2045	2,143,284
		TOTAL	4,120,007
		Pennsylvania—2.8%
150,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	150,050
1,865,000		Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2016A), 4.000%, 8/15/2040	1,758,285
1,350,000		Pennsylvania Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	1,379,164
345,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.250%, 12/1/2052	353,102
675,000		Upper St Clair TWP PA School District, UT GO Bonds (Series 2025), 4.000%, 10/1/2043	644,615
		TOTAL	4,285,216
		Puerto Rico—4.1%
1,500,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	1,453,276
5,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	4,723,897
		TOTAL	6,177,173
		South Carolina—0.7%
1,000,000		South Carolina Jobs-EDA (Novant Health, Inc.), Health Care Facilites Revenue Bonds (Series 2024A), 5.500%, 11/1/2054	1,034,564
		Tennessee—1.3%
1,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (CommonSpirit Health), Revenue Bonds (Series 2019A), 5.000%, 8/1/2049	1,001,101
1,000,000		Metropolitan Nashville, TN Airport Authority, Airport Improvement Revenue Bonds (Series 2022A), 5.000%, 7/1/2052	1,006,423
		TOTAL	2,007,524
		Texas—10.0%
500,000		Austin, TX (Austin, TX Water and Wastewater System), Water and Wastewater System Revenue Refunding Bonds (Series 2022), 5.000%, 11/15/2052	507,312
2,000,000		Clifton, TX Higher Education Finance Corp. (Idea Public Schools), Education Revenue and Refunding Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2045	2,058,690

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		Conroe, TX Independent School District, UT GO Tax School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2050	$ 892,892
1,000,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.250%, 8/15/2050	1,049,064
2,000,000		Fort Bend, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2025A), (Texas Permanent School Fund Guarantee Program GTD), 5.250%, 8/15/2055	2,074,442
1,460,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	1,485,890
300,000		Houston, TX (Houston, TX Convention & Entertainment Facilities Department), First Lien Hotel Occupancy Tax Special Revenue and Refunding Bonds (Series 2026C), (Assured Guaranty, Inc. INS), 5.000%, 9/1/2045	310,370
665,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2024A), (Original Issue Yield: 4.380%), 4.125%, 3/1/2051	585,331
1,000,000		San Antonio, TX Electric & Gas System (CPS Energy), Revenue Bonds (Series 2024A), 5.250%, 2/1/2049	1,043,167
1,600,000		Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue Bonds (Series 2023B), (BP PLC GTD), 5.500%, Mandatory Tender 1/1/2034	1,705,669
835,000		Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Revenue Bonds (Series 2026), (Citigroup, Inc. GTD), 5.000%, 4/1/2036	865,931
1,550,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,515,859
1,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2025), 4.750%, 10/15/2055	973,281
		TOTAL	15,067,898
		Utah—2.0%
500,000	[1]	Downtown Revitalization Public Infrastructure District, UT, SEG Redevelopment Project First Lien Sales Tax Revenue Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.250%, 6/1/2041	536,426
500,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025B), 5.500%, 7/1/2050	531,518
1,000,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025B), 5.500%, 7/1/2055	1,054,966
1,000,000		Utah State Board of Higher Education (University of Utah), General Revenue Bonds (Series 2022A), 4.000%, 8/1/2051	869,431
		TOTAL	2,992,341
		Virginia—3.9%
2,035,000		Chesapeake Bay, VA Bridge & Tunnel District, First Tier General Resolution Revenue Bonds (Series 2016), 5.000%, 7/1/2046	1,990,366
2,295,000		Hampton Roads, VA Transportation Accountability Commission, Senior Lien Revenue Bonds (Series 2022A), 4.000%, 7/1/2052	2,046,193
400,000		James City County, VA EDA (Williamsburg Landing), Residential Care Facility Revenue Bonds (Series 2024A), 6.875%, 12/1/2058	432,585
750,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2053	815,574
565,000		Virginia Small Business Financing Authority (LifeSpire of Virginia), Revenue and Refunding Bonds (Series 2026A), 5.250%, 12/1/2056	565,300
		TOTAL	5,850,018
		Washington—1.0%
500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	501,613
1,000,000		Washington State, UT GO Bonds (Series 2024C), 5.000%, 2/1/2049	1,022,064
		TOTAL	1,523,677
		Wisconsin—1.5%
1,000,000	[1]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	1,027,779
600,000	[1]	Public Finance Authority, WI Revenue (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	625,940
755,000		Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2024A), 4.000%, 11/15/2046	669,109
		TOTAL	2,322,828
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $141,494,837)	140,993,408
	[2]	SHORT-TERM MUNICIPALS—6.8%
		Florida—0.8%
1,200,000		Lee County, FL IDA (Lee Health Systems, Inc.), (2026 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 2.900%, 9/1/2026	1,200,000

Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		North Carolina—1.7%
$2,500,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health - The Charlotte Mecklenburg Hospital Authority), (Series 2018G) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.000%, 9/1/2026	$ 2,500,000
		Ohio—0.1%
150,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.900%, 9/1/2026	150,000
		Pennsylvania—1.6%
2,150,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.000%, 9/1/2026	2,150,000
300,000		Northampton County, PA General Purpose Authority (St. Luke’s Hospital Obligated Group), (Series B) Daily VRDNs, (TD Bank, N.A. LOC), 2.900%, 9/1/2026	300,000
		TOTAL	2,450,000
		Virginia—2.6%
4,000,000		Virginia Commonwealth University Health System Authority, (Series 2024B) Daily VRDNs, (TD Bank, N.A. LOC), 2.900%, 9/1/2026	4,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $10,300,000)	10,300,000
		TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $151,794,837)	151,293,408
		OTHER ASSETS AND LIABILITIES - NET[3]	(57,181,763)
		NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$94,111,645
At August 31, 2026, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2026, these restricted securities amounted to $11,386,649, which represented 12.1% of net assets.

2
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Assets, other than investments in securities, less liabilities.
Additional information on restricted securities held at August 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-1), 5.000%, 4/1/2034		$500,000	$507,330
California School Finance Authority (KIPP SoCal Public Schools), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035		$925,000	$925,437
Downtown Revitalization Public Infrastructure District, UT, SEG Redevelopment Project First Lien Sales Tax Revenue Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.250%, 6/1/2041		$529,825	$536,426
Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds (Series 2025A), (Original Issue Yield: 6.650%), 6.625%, 11/15/2045		$997,196	$1,065,636
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050		$552,975	$529,716
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040		$750,517	$751,018
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036		$580,200	$585,023
Maryland State Economic Development Corp. (Core Natural Resources, Inc.), Port Facilities Refunding Revenue Bonds (Series 2025), 5.000%, Mandatory Tender 3/27/2035		$500,000	$527,479
National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 6.250%, 4/1/2032		$356,449	$351,273
National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032		$794,870	$793,469
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044		$1,000,000	$1,001,442
Palm Beach County, FL Health Facilities Authority (Green Cay Life Plan Village, Inc.), Health Facilities Revenue Bonds TEMPS-85 (Series 2026D-2), (Original Issue Yield: 6.050%), 5.800%, 11/15/2033		$985,470	$991,066

Security	Acquisition Date	Cost	Value
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042		$628,204	$666,002
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042		$1,000,000	$1,027,779
Public Finance Authority, WI Revenue (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028		$600,000	$625,940
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031		$500,162	$501,613
Note: The categories of investments are shown as a percentage of total market value at August 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
PRF	—Pre-refunded
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes